Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital	Share Purchase Warrants	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income	Total
Balance-beginning of period at Dec. 31, 2018	$ 1,331,214	$ 435	$ 63,634	$ (1,174,163)	$ 1,127	$ 222,247
Shares issued for cash-net of issue costs	4,292					4,292
Flow-through share premium	(902)					(902)
Shares issued on acquisition of additional mineral property interest (note 10)	19					19
Share options exercised - cash	405					405
Share options exercised - fair value adjustment	140		(140)			0
Share units exercised - fair value adjustment	299		(299)			0
Share-based compensation expense (note 18)			2,222			2,222
Net loss				(18,141)		(18,141)
Unamortized experience gain - post employment liability						0
Foreign currency translation					7	7
Balance-end of period at Dec. 31, 2019	1,335,467	435	65,417	(1,192,304)	1,134	210,149
Shares issued for cash-net of issue costs	30,825					30,825
Flow-through share premium	(22)					(22)
Shares issued on acquisition of additional mineral property interest (note 10)						0
Share options exercised - cash	148					148
Share options exercised - fair value adjustment	50		(50)			0
Share units exercised - fair value adjustment	242		(242)			0
Share-based compensation expense (note 18)			1,827			1,827
Share purchase warrants expired		(435)	435			0
Net loss				(16,283)		(16,283)
Unamortized experience gain - post employment liability					638	638
Foreign currency translation					3	3
Balance-end of period at Dec. 31, 2020	$ 1,366,710	$ 0	$ 67,387	$ (1,208,587)	$ 1,775	$ 227,285